united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares			Value

	EXCHANGE TRADED FUNDS - 99.3%
	DEBT FUNDS - 16.1%
73,300	SPDR Nuveen S&P High Yield Municipal Bond ETF		$ 4,227,211
37,300	Vanguard Long-Term Bond ETF		3,515,152
			7,742,363
	EQUITY FUNDS - 83.2%
90,100	First Trust Large Cap Growth AlphaDEX Fund		4,186,046
43,600	iShares Cohen & Steers REIT ETF		4,222,224
34,700	iShares US Utilities ETF		4,103,969
107,400	Schwab US Dividend Equity ETF		4,279,890
146,600	Schwab US Small-Cap ETF		8,080,592
38,500	Vanguard Mid-Cap Growth ETF		3,911,985
36,110	Vanguard REIT ETF		2,924,910
41,200	Vanguard Small-Cap Value ETF		4,357,724
48,100	Vanguard Value ETF		4,063,969
			40,131,309

	TOTAL EXCHANGE TRADED FUNDS (Cost - $47,931,307)		47,873,672

	SHORT-TERM INVESTMENTS - 1.3%
	MONEY MARKET FUND - 1.3%
610,621	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.07% *		610,621
	TOTAL SHORT-TERM INVESTMENTS (Cost - $610,621)

	TOTAL INVESTMENTS - 100.6% (Cost - $48,541,928) (a)		$ 48,484,293
	LIABILITIES LESS OTHER ASSETS - (0.6) %		(274,324)
	NET ASSETS - 100.0%		$ 48,209,969

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on December 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,541,928
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 138,128
		Unrealized depreciation	(195,763)
		Net unrealized depreciation	$ (57,635)

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 72.7%
	ASSET ALLOCATION FUNDS - 16.3%
157,700	SPDR Barclays Convertible Securities ETF	$ 7,394,553

	DEBT FUNDS- 34.9%
32,710	iShares 3-7 Year Treasury Bond ETF	4,000,760
126,590	Market Vectors High Yield Municipal Index ETF	3,905,301
36,350	PIMCO Total Return Active Exchange-Traded Fund	3,897,084
42,820	Vanguard Long-Term Bond ETF	4,035,357
		15,838,502
	EQUITY FUNDS - 21.5%
42,680	iShares Cohen & Steers REIT ETF	4,133,131
51,600	iShares US Real Estate ETF	3,964,944
14,200	iShares US Utilities ETF	1,679,434
		9,777,509

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,838,527)	33,010,564

	MUTUAL FUNDS - 25.0%
	DEBT FUNDS - 8.5%
485,498	Fidelity Investment Grade Bond Fund	3,845,145

	EQUITY FUNDS - 16.5%
164,959	Franklin Equity Income Fund - Advisor Class	3,805,615
160,494	Franklin Equity Income Fund - Class A	3,705,802
		7,511,417

	TOTAL MUTUAL FUNDS (Cost - $11,615,000)	11,356,562

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
1,110,548	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.07% *	1,110,548
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,110,548)

	TOTAL INVESTMENTS - 100.2% (Cost - $45,564,075) (a)	$ 45,477,674
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(98,097)
	NET ASSETS - 100.0%	$ 45,379,577

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on December 31, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,564,075
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 642,574
	Unrealized depreciation	(728,975)
	Net unrealized depreciation	$ (86,401)

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

RESQ Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2014 in valuing the funds' assets carried at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 47,873,672	$ -	$ -	$ 47,873,672
Short-Term Investments	610,621	-	-	610,621
Total	$ 48,484,293	$ -	$ -	$ 48,484,293

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,010,564	$ -	$ -	$ 33,010,564
Mutual Funds	11,356,562	-	-	11,356,562
Short-Term Investments	1,110,548	-	-	1,110,548
Total	$ 45,477,674	$ -	$ -	$ 45,477,674

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/15

By

*/s/ Brian Curley

Brian Curley, Treasurer

Date 2/27/15